Commitments and Contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

18. COMMITMENTS AND CONTINGENCIES

Commitments

The Company’s commitments related to purchase of plant and machineries. Total commitments contracted for but not yet reflected in the unaudited interim condensed consolidated financial statements amounted to zero and HK$1.2 million (US$0.2 million) as of December 31, 2025 and June 30 2026, respectively.

Contingencies

As of June 30, 2026, the Group was involved in various legal proceedings and disputes with labor contract and workers, all awaiting court decisions. The Group has reviewed each case to evaluate the likelihood of potential losses and estimate the corresponding amounts.

Samfine SZ was involved in litigation with an ex-staff regarding claims totaling CNY200,000 (US$30,000) for various compensation during his employment. On March 27, 2026, the court ruled that Samfine SZ has to pay the compensation difference in CNY8,000 (US$1,200). The plaintiff then filed an appeal, and summons is not yet issued. No provision has been made for the costs, as the litigation is still in progress.

One ongoing litigation with a worker remains under negotiation. The plaintiff claims the compensation of injury totaling CNY548,000 (US$81,000). A summons was issued and both parties scheduled for a hearing on August 19, 2026. No provision has been made for the costs, as the litigation is still in progress.

Samfine SZ was involved in litigation with another worker regarding injury compensation totaling CNY208,000 (US$31,000). The Group has assessed that the likelihood of loss is reasonably possible but no provision has been made for the costs, as the litigation is still in progress.

Any potential losses related to these proceedings are not expected to have a material adverse effect on the Group consolidated financial position, cash flows, or results of operations, either individually or in the aggregate. While the litigations are in early stage and the outcome of these matters is uncertain, based on currently available information, the Group is unable to reasonably estimate the possible loss or range of loss, if any, at the date of this report. The Group continues to monitor these matters and will recognize a liability if and when a loss becomes probable and reasonably estimate.